DEBT 2 (Details) (USD $)	6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 DnB $58.24M loan [Member]	Jun. 30, 2013 DnB $58.24M loan [Member]	Apr. 01, 2013 DnB $58.24M loan [Member]	May 31, 2013 Nordea $175M loan [Member]
Debt instrument, face amount					$ 58,200,000	$ 175,000,000
Repayments of Long-term Debt	16,678,000	1,800,000		16,700,000
Debt instrument, borrowing capacity amount						75,000,000
Repayment of bank debt as result of sale of vessel during period			12,400,000
Debt Instrument, Unused Borrowing Capacity, Amount						$ 40,000,000